Pursuant to Rule 497(e)
Registration No. 333-11283

SUNAMERICA SERIES, INC.

Focused Balanced Strategy Portfolio

Focused Multi-Asset Strategy Portfolio

(each, a “Portfolio,” and collectively, the “Portfolios”)

Supplement dated May 1, 2015, to the Portfolios’ Prospectus

dated March 2, 2015, as supplemented and amended to date

Effective immediately, Douglas Loeffler will serve as the portfolio manager of the Portfolios, replacing Kara Murphy, Timothy Pettee and Timothy Campion. Accordingly, on pages 12 and 23 of the Prospectus, the portfolio management disclosure with respect to each Portfolio is hereby deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Portfolio Since	Title
Douglas Loeffler	2015	Portfolio Manager, Vice President at SunAmerica

In addition, the heading “Portfolio Management – Portfolio Managers,” on page 50 of the Prospectus, is hereby deleted and replaced with “Portfolio Management – Portfolio Manager,” and the portfolio management disclosure is hereby deleted in its entirety and replaced with the following:

“Douglas Loeffler is the portfolio manager of the Portfolios and is primarily responsible for the day-to-day management of the Portfolios.

Douglas Loeffler, CFA

Vice President

Portfolio Manager

Mr. Loeffler joined American International Group, Inc. (“AIG”) in 2007 as Vice President of the Investment Product Management Group, based in Woodland Hills, CA. In this role, Mr. Loeffler led the manager review and oversight for affiliated variable annuity portfolios advised by SunAmerica, in addition to being responsible for AIG Variable Annuity’s separate account investments. In 2015, Mr. Loeffler became a Portfolio Manager for asset allocation strategies at SunAmerica.

Additional information about the Portfolio Manager’s compensation, other accounts under management, and ownership of the Portfolios’ shares is contained in the SAI.”

Capitalized terms used herein but not defined have the meanings assigned to them in the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SUP1_S5118AAS_2-15

SUNAMERICA SERIES, INC.

Focused Balanced Strategy Portfolio

Focused Multi-Asset Strategy Portfolio

(each, a “Portfolio,” and collectively, the “Portfolios”)

Supplement dated May 1, 2015,

to the Portfolios’ Statement of Additional Information (“SAI”)

dated March 2, 2015, as supplemented and amended to date

Effective immediately, Douglas Loeffler will serve as the portfolio manager of the Portfolios, replacing Kara Murphy, Timothy Pettee and Timothy Campion. Accordingly, the heading “Information about the Portfolio Managers – Other Accounts Managed by the Portfolio Managers,” on page 25 of the SAI, is hereby deleted and replaced with “Information about the Portfolio Manager – Other Accounts Managed by the Portfolio Manager,” and the disclosure and information pertaining to the Portfolios is hereby deleted in its entirety and replaced with the following:

The following table indicates the type, name and total assets of other accounts of which the portfolio manager has day-to-day responsibilities as of March 31, 2015. These accounts include Registered Investment Companies (“RICs”), Other Pooled Investments (“OPIs”) (hedge funds, private institutional accounts, etc.) and Other Accounts (“OAs”).

	Number of Other Accounts Managed and Total Assets by Account ($ millions except as noted)			Number of Accounts and Total Assets for Which Advisory Fee is Performance Based ($ millions except as noted)
Name of Portfolio Manager	RICs	OPIs	OAs	RICs	OPIs	OAs
Douglas Loeffler-Focused Balanced Strategy	0	0	0	0	0	0
	$0	0	0	0	0	0
Douglas Loeffler-Focused Multi-Asset Strategy	0	0	0	0	0	0
	$0	0	0	0	0	0

Additionally, under the heading “Information about the Portfolio Manager – Portfolio Manager Ownership of Portfolio Shares,” on page 25 of the SAI, the disclosure and information pertaining to the Portfolios is hereby deleted in its entirety and replaced with the following:

The following table indicates the dollar range of equity securities in the Portfolios beneficially owned by the portfolio manager and the value of those shares as of March 31, 2015.

Name of Adviser	Name of Portfolio Manager	Dollar Range of Equity Securities in the Focused Balanced Strategy Portfolio beneficially owned by the named Portfolio Manager	Dollar Range of Equity Securities in the Focused Multi-Asset Strategy Portfolio beneficially owned by the named Portfolio Manager
SunAmerica	Douglas Loeffler	$0	$0

Capitalized terms used herein but not defined have the meanings assigned to them in the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SAI-SUP1_S5118AAS_2-15